UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code:  (301) 296-5100

Date of fiscal year end:  September 30
Date of reporting period: October 1, 2014 – March 31, 2015

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Manager”) is pleased to present the semi-annual shareholder report for the funds in the Guggenheim Strategy Funds Trust: Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (each a “Fund” and collectively, the “Funds”). The report covers the six-month period ended March 31, 2015.

The investment objective for each Fund is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.

GPIM is responsible for the management of the Funds’ portfolio of investments. GPIM is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC, is the distributor of the Funds. Guggenheim Funds Distributors, LLC, is affiliated with Guggenheim and GPIM.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested.  Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

ECONOMIC AND MARKET OVERVIEW

The U.S. continued to enjoy a self-sustaining economic expansion for the six-month period ended March 31, 2015, although winter weather was likely to distort first-quarter economic data. In addition, U.S. companies scaled back hiring in the last month of the period, adding to evidence that the domestic economy has lost some momentum since the turn of the year. The March increase in payrolls was the smallest since December 2013 and broke a 12-month run of gains above 200,000.

Despite this short-term dislocation, the economy remains on track. Indeed, many other labor market indicators, such as initial jobless claims and the job openings rate, suggest that the U.S. labor market remains quite strong, supporting the conclusion that March’s payroll report was just a temporary blip, similar to the one witnessed last winter. As soon as temporary seasonal factors have dissipated, economic data is likely to bounce back. The labor market has improved over the past year, as subdued mortgage rates and tight housing inventory continue to point to fairly stable appreciation in the housing market, which is key to the ongoing recovery. Consumers are also being helped by lower fuel prices, which are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and depreciation of the Euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, some stocks could face a more challenging environment in the near term, but our research shows that equity markets tend to perform quite well in the periods leading up to a U.S. Federal Reserve (Fed) rate increase. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank feels pressure to raise its key rate above zero, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the Fed may not hike until later in the year. The Fed for now appears to be focused on wage growth, which is key for sustaining the expansion but also an indicator of inflationary pressure. The lack of sustained wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the six months ended March 31, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.93%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.13%. The return of the MSCI Emerging Markets Index* was -2.37%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.43% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.49%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

Guggenheim Strategy Fund I

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Short Term Investments	$307,557,585	40.4%
Asset Backed Securities	236,843,032	31.1%
Collateralized Mortgage Obligations	145,357,749	19.1%
Corporate Bonds	61,423,526	8.1%
Other Assets & Liabilities	9,989,268	1.3%
Total Net Assets	$761,171,160	100.0%

Average Annual Total Returns
Periods Ended March 31, 2015

	Six Month		Since
	(Non-		Inception
	annualized)	One Year	(03/11/14)
Guggenheim Strategy Fund I	0.68%	0.91%	0.88%
Barclays 1-3 Month U.S. Treasury Bill Index	0.01%	0.02%	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
SPST 2015-1 A	2.8%
CDGJ Commercial Mortgage Trust
2014-BXCH — Class B	2.6%
CSMC Series 2014-9R — Class 4A1	2.5%
Lockwood Grove CLO Ltd. — Class A1	2.3%
CNH Equipment Trust 2015-A —
Class A1	2.2%
Volvo Financial Equipment LLC
Series 2015-1A — Class A1	2.0%
Banc of America Funding 2012-R4
Trust — Class A	1.8%
JP Morgan Chase Commercial
Mortgage Securities Trust
2014-FL5 – Class A	1.8%
Odyssey Re Holdings Corp.	1.7%
CarMax Auto Owner Trust 2015-1 –
Class	1.7%
Top Ten Total	21.4%

“Ten Largest Holdings” exclude any temporary cash investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

Guggenheim Strategy Fund II

(Put table below into bar chart)

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Asset Backed Securities	$123,633,828	43.1%
Short Term Investments	69,145,011	24.1%
Collateralized Mortgage Obligations	66,606,204	23.2%
Corporate Bonds	24,000,073	8.3%
Other Assets & Liabilities	3,719,095	1.3%
Total Net Assets	$287,104,211	100.0%

Average Annual Total Returns
Periods Ended March 31, 2015

	Six Month (Non-annualized)	One Year	Since Inception (03/11/14)
Guggenheim Strategy Fund II	0.81%	1.26%	1.15%
Barclays 1-3 Month U.S. Treasury Bill Index	0.01%	0.02%	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
Volvo Financial Equipment LLC Series 2015-1A	3.7%
SPST 2015-1 A	3.2%
CDGJ Commercial Mortgage Trust 2014-BXCH	2.4%
Lockwood Grove CLO Ltd.	2.3%
CSMC Series 2014-9R	2.2%
CNH Equipment Trust 2015-A	2.0%
Cerberus Onshore II CLO LLC	1.9%
Banc of America Funding 2012-R4 Trust	1.8%
COMM 2014-FL4 Mortgage Trust	1.6%
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5	1.6%
Top Ten Total	22.7%
“Ten Largest Holdings” exclude any temporary cash investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

Guggenheim Strategy Fund III

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Asset Backed Securities	$79,560,014	54.0%
Collateralized Mortgage Obligations	35,136,540	23.8%
Corporate Bonds	16,767,227	11.4%
Short Term Investments	11,798,027	8.0%
Senior Floating Rate Interests	3,832,118	2.6%
Other Assets & Liabilities	280,695	0.2%
Total Net Assets	$147,374,621	100.0%

Average Annual Total Returns
Periods Ended March 31, 2015

	Six Month
	(Non-		Since Inception
	annualized)	One Year	(03/11/14)
Guggenheim Strategy Fund III	1.14%	1.72%	1.59%
Barclays 1-3 Month U.S. Treasury Bill Index	0.01%	0.02%	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
SPST 2015-1 A	3.4%
Cerberus Onshore II CLO LLC —
Class A1	3.0%
CNH Equipment Trust 2015-AC	2.6%
CDGJ Commercial Mortgage Trust
2014-BXCH — Class B	2.0%
Golub Capital Partners CLO 21M Ltd.
— Class A	1.9%
Lockwood Grove CLO Ltd. — Class A1	1.9%
Banc of America Funding 2012-R4
Trust — Class A	1.8%
CSMC Series 2014-7R — Class 5A1	1.8%
CSMC Series 2014-7R — Class 4A1	1.7%
Odyssey Re Holdings Corp.	1.7%
Top Ten Total	21.8%

“Ten Largest Holdings” exclude any temporary cash investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

Guggenheim Variable Insurance Strategy Fund III

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Asset Backed Securities	$69,868,352	55.3%
Collateralized Mortgage Obligations	25,547,354	20.2%
Corporate Bonds	15,327,826	12.1%
Short Term Investments	9,151,402	7.2%
Senior Floating Rate Interests	4,595,355	3.6%
Other Assets & Liabilities	1,969,345	1.6%
Total Net Assets	$126,459,634	100.0%

Average Annual Total Returns
Periods Ended March 31, 2015
	Six Month (Non- annualized)	One Year	Since Inception (03/11/14)
Guggenheim Strategy Fund II	1.22%	1.75%	1.58%
Barclays 1-3 Month U.S. Treasury Bill Index	0.01%	0.02%	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net Asset Value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
SPST 2015-1 A	3.3%
Lockwood Grove CLO Ltd.	2.2%
CSMC Series 2014-7R	2.1%
Odyssey Re Holdings Corp.	2.0%
Cerberus Onshore II CLO LLC	2.0%
CSMC Series 2014-7R	2.0%
CNH Equipment Trust 2015-A	1.9%
Resource Capital Corporation 2014-CRE2 Ltd.	1.8%
Baker Street CLO II Ltd.	1.7%
GSMSC Resecuritization Trust 2014-3R	1.6%
Top Ten Total	20.6%

“Ten Largest Holdings” exclude any temporary cash investments.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A Fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2014 and ending March 31, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

	Expense Ratio1	Fund Return	Beginning account value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period2
Table 1. Based on actual Fund return3
Guggenheim Strategy Fund I	0.03%	0.68%	$1,000.00	$1,006.80	$0.15
Guggenheim Strategy Fund II	0.07%	0.81%	1,000.00	1,008.13	0.35
Guggenheim Strategy Fund III	0.10%	1.14%	1,000.00	1,011.40	0.50
Guggenheim Variable Insurance Strategy Fund III	0.10%	1.22%	1,000.00	1,012.18	0.50

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund I	0.03%	5.00%	$1,000.00	$1,024.78	$0.15
Guggenheim Strategy Fund II	0.07%	5.00%	1,000.00	1,024.58	0.35
Guggenheim Strategy Fund III	0.10%	5.00%	1,000.00	1,024.43	0.50
Guggenheim Variable Insurance Strategy Fund III	0.10%	5.00%	1,000.00	1,024.43	0.50

1	Annualized.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period September 30, 2014 to March 31, 2015.

Guggenheim Strategy Fund I

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face
	Amount	Value
SHORT TERM INVESTMENTS - 40.4%
FEDERAL AGENCY DISCOUNT NOTE†† - 11.9%
Federal Home Loan Bank
0.00% due 04/06/151,5	$ 53,000,000	$ 52,999,816
0.00% due 04/10/151,5	15,000,000	14,999,888
0.00% due 04/22/151,5	15,000,000	14,999,650
0.00% due 04/15/151,5	7,250,000	7,249,901
Total Federal Agency Discount Note
(Cost $90,249,255)		90,249,255
U.S. GOVERNMENT SECURITIES†† - 9.0%
United States Treasury Bill
0.00% due 04/16/151	21,700,000	21,699,957
0.00% due 04/09/151	21,000,000	20,999,916
0.00% due 04/30/151	15,000,000	14,999,550
0.00% due 04/02/151	11,300,000	11,300,000
Total U.S. Government Securities
(Cost $68,999,517)		68,999,423
ASSET BACKED SECURITIES†† - 10.6%
SPST 2015-1 A
1.17% due 03/24/162	21,500,000	21,500,000
CNH Equipment Trust 2015-A
0.25% due 03/24/16	16,508,724	16,508,724
Volvo Financial Equipment LLC Series 2015-1A
0.35% due 03/15/162	15,500,000	15,500,015
CarMax Auto Owner Trust 2015-1
0.24% due 03/15/16	12,717,339	12,717,339
Harley-Davidson Motorcycle Trust 2015-1
0.25% due 02/16/16	5,837,853	5,837,854
John Deere Owner Trust 2014-B
0.21% due 09/24/15	3,833,677	3,833,676
Macquarie Equipment Funding Trust 2014-A
0.26% due 09/21/152	3,772,294	3,772,267
Dell Equipment Finance Trust 2014-1
0.26% due 08/14/152	1,088,549	1,088,549
MMAF Equipment Finance LLC 2014-A
0.20% due 07/02/152	140,274	140,274
Total Asset Backed Securities
(Cost $80,898,709)		80,898,698
COMMERCIAL PAPER†† - 6.8%
General Mills, Inc.
0.45% due 04/22/152	11,500,000	11,496,894
Snap-on, Inc.
0.45% due 04/01/152	10,000,000	10,000,000
Aetna, Inc.
0.40% due 04/07/152	10,000,000	9,999,333
Diageo Capital plc
0.59% due 04/07/152	10,000,000	9,999,017
Bacardi Martini BV
0.49% due 04/15/152	10,000,000	9,998,094
Total Commercial Paper
(Cost $51,493,338)		51,493,338
REPURCHASE AGREEMENT††,3 - 1.7%
Jefferies & Company, Inc.
3.18% due 04/17/15	8,857,000	8,857,000
3.18% due 04/10/15	4,094,000	4,094,000
Total Repurchase Agreement
(Cost $12,951,000)		12,951,000
SHORT TERM INVESTMENTS
- 40.4% (continued)	Shares	Value
MONEY MARKET INSTRUMENTS† - 0.4%
Dreyfus Treasury Prime Cash Management Institutional
Shares
(Cost $2,965,871)	2,965,871	$ 2,965,871
Total Short Term Investments
(Cost $307,557,690)		307,557,585

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 31.1%
Lockwood Grove CLO Ltd.
2014-1A, 1.62% due
01/25/242,4	$ 17,750,000	$ 17,664,799
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due
10/15/262,4	12,000,000	11,974,800
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.15% due
04/28/262,4	11,000,000	10,920,800
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due
10/24/244	10,500,000	10,468,499
ACAS CLO 2012-1 Ltd.
2014-1AR, 2.57% due
09/20/232,4	10,000,000	10,041,000
MCF CLO I LLC
2013-1A, 1.91% due
04/20/232,4	10,000,000	9,933,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.10% due
04/15/252,4	9,900,000	9,860,400
Telos CLO 2014-5 Ltd.
2014-5A, 1.80% due
04/17/252,4	9,900,000	9,857,430
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.58% due
11/21/402,4	9,318,898	9,184,706
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.13% due
10/25/262,4	8,750,000	8,730,750
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.70% due
01/16/262,4	8,250,000	8,165,025
Madison Park Funding VIII Ltd.
2014-8AR, 2.46% due
04/22/222,4	7,550,000	7,557,550
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 2.50% due
09/20/222,4	7,500,000	7,501,500
GCAT 2014-2 LLC
2014-2, 3.72% due
10/25/192	7,171,140	7,154,467
Cerberus Onshore II CLO LLC
2014-1A, 2.25% due
10/15/232,4	7,000,000	6,987,400
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due
10/17/162	5,960,023	5,958,015
Lime Street CLO Corp.
2007-1A, 1.22% due
06/20/212,4	6,000,000	5,713,200

Guggenheim Strategy Fund I

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 31.1% (continued)
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.06% due
10/22/262,4	$ 5,490,000	$ 5,453,766
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.35% due
06/02/252,4	5,500,000	5,396,050
Centurion CDO 9 Ltd.
2005-9A, 0.51% due
07/17/192,4	5,428,372	5,374,632
Neuberger Berman CLO XII Ltd.
2014-12AR, 2.36% due
07/25/232,4	5,350,000	5,350,000
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.30% due
07/15/232,4	5,300,000	5,276,150
Ares XXIII CLO Ltd.
2014-1AR, 2.46% due
04/19/232,4	5,225,000	5,247,990
Babson CLO Ltd.
2007-1X, 0.46% due
01/18/21	5,173,407	5,107,705
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.47% due
08/08/20	3,000,156	2,971,654
2006-1A, 1.73% due
08/08/202,4	1,750,000	1,686,125
Race Point III Clo Ltd.
2006-3, 1.90% due
04/15/202,4	4,305,000	4,228,371
Baker Street CLO II Ltd.
2006-1A, 0.98% due
10/15/192,4	3,750,000	3,614,625
Flagship CLO VI
2007-1A, 2.66% due
06/10/212,4	3,250,000	3,187,600
Cent CLO 16, LP
2014-16AR, 2.50% due
08/01/242,4	3,000,000	3,013,800
AMMC CLO 15 Ltd.
2014-15A, 1.54% due
12/09/262,4	3,000,000	2,997,600
CFIP CLO 2014-1 Ltd.
2014-1A, 1.72% due
04/13/252,4	3,000,000	2,970,300
Madison Park Funding V Ltd.
2007-5A, 1.71% due
02/26/212,4	3,000,000	2,886,600
TICP CLO I Ltd.
2014-1A, 1.76% due
04/26/262,4	2,000,000	1,995,600
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.70% due
04/24/262,4	2,000,000	1,982,800
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.86% due
07/25/252,4	2,000,000	1,959,400
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.42% due
12/25/354	1,821,490	1,780,306

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 31.1% (continued)
Avenue CLO III Ltd.
2006-3A, 1.91% due
07/20/182,4	$ 1,700,000	$ 1,687,080
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.62% due
07/10/17†††,4	1,604,825	1,569,840
Comstock Funding Ltd.
2006-1A, 2.01% due
05/30/202,4	1,300,000	1,286,870
Sands Point Funding Ltd.
2006-1A, 0.52% due
07/18/202,4	906,071	904,803
Southfork CLO Ltd.
2005-1A, 1.30% due
02/01/172,4	628,044	626,788
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due
08/15/16	341,520	341,680
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due
12/15/162	271,523	271,556
Total Asset Backed Securities
(Cost $236,983,872)		236,843,032
COLLATERALIZED MORTGAGE OBLIGATION†† - 19.1%
CDGJ Commercial Mortgage Trust 2014-BXCH
2014-BXCH,2.02% due
12/15/272,4	20,000,000	20,034,380
CSMC Series 2014-9R
2014-9R,0.31% due
06/27/362,4	19,920,800	19,130,600
CSMC Series 2014-7R
2014-7R,0.32% due
10/27/362,4	11,224,762	10,683,729
2014-7R,0.33% due
12/27/372,4	8,639,455	8,249,816
Banc of America Funding 2012-R4 Trust
2012-R4,0.43% due
03/04/392,4	14,108,270	13,804,942
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5
2014-FL5,1.15% due
07/15/312,4	13,500,000	13,412,857
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,0.96% due
06/15/282,4	10,000,000	9,968,540
CSMC Series 2014-5R
2014-5R,0.40% due
04/27/372,4	9,935,000	9,476,997
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.35% due
11/26/364	8,170,822	7,874,221
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.22% due
08/15/312,4	3,365,000	3,353,633
2014-FL2,1.17% due
08/15/312,4	2,422,386	2,421,623
2014-FL2,1.62% due
08/15/312,4	1,800,000	1,804,207

Guggenheim Strategy Fund I

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 19.1% (continued)
CSMC Series 2014-2R
2014-2R,0.37% due
02/27/462,4	$ 7,276,004	$ 6,768,037
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.23% due
04/15/322,4	6,350,000	6,312,872
CSMC Series 2014-6R
2014-6R,0.35% due
09/27/362,4	6,456,895	6,132,281
LSTAR Securities Investment Trust
2014-1,3.28% due
09/01/212,4,6	3,154,566	3,183,904
SRERS-2011 Funding Ltd.
2011-RS,0.43% due
05/09/462,4	1,817,196	1,727,790
COMM 2014-FL4 Mortgage Trust
2014-FL4,0.95% due
07/13/312,4	1,022,284	1,017,320
Total Collateralized Mortgage Obligation
(Cost $145,719,007)		145,357,749
CORPORATE BONDS†† - 8.1%
Financial - 5.3%
Odyssey Re Holdings Corp.
6.88% due 05/01/15	13,000,000	13,049,802
Royal Bank of Scotland Group
plc
1.21% due 03/31/174	7,950,000	7,979,614
Citigroup, Inc.
1.22% due 07/25/164	4,620,000	4,644,481
Credit Suisse USA, Inc.
5.13% due 08/15/15	3,500,000	3,558,649

	Face
	Amount	Value
CORPORATE BONDS†† - 8.1% (continued)
Financial - 5.3% (continued)
Macquarie Bank Ltd.
1.06% due 03/24/172,4	$ 2,650,000	$ 2,660,070
JPMorgan Chase & Co.
0.88% due 02/26/164	2,380,000	2,386,167
Nomura Holdings, Inc.
1.72% due 09/13/164	1,900,000	1,926,321
Goldman Sachs Group, Inc.
1.45% due 04/30/184	1,790,000	1,814,833
Bank of America Corp.
4.50% due 04/01/15	1,430,000	1,430,000
Ameriprise Financial, Inc.
5.65% due 11/15/15	1,350,000	1,389,438
Total Financial		40,839,375
Basic Materials - 1.7%
Glencore Funding LLC
1.42% due 05/27/162,4	6,845,000	6,868,129
Rio Tinto Finance USA plc
1.11% due 06/17/164	4,740,000	4,750,670
Anglo American Capital plc
1.20% due 04/15/162,4	1,000,000	999,480
Total Basic Materials		12,618,279
Utilities - 0.6%
PNM Resources, Inc.
9.25% due 05/15/15	4,500,000	4,539,569
Consumer, Cyclical - 0.5%
Ford Motor Credit Company LLC
7.00% due 04/15/15	3,420,000	3,426,303
Total Corporate Bonds
(Cost $61,405,824)		61,423,526
Total Investments - 98.7%
(Cost $751,666,393)		$ 751,181,892
Other Assets & Liabilities, net - 1.3%		9,989,268
Total Net Assets - 100.0%		$ 761,171,160

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 3.
†††	Value determined based on Level 3 inputs —See Note 3.
1	Zero coupon rate security.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $456,108,998 (cost $456,529,023), or 59.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
3	Repurchase Agreement —See Note 7.
4	Variable rate security. Rate indicated is rate effective at March 31, 2015.
5	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
6	These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities represent 0.4% of net assets as of March 31, 2015.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1 3.28%
due 09/01/21	9/25/2014	$3,154,566	$3,183,904

plc	Public Limited Company

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 24.1%
U.S. GOVERNMENT SECURITIES†† - 10.2%
United States Treasury Bill
0.00% due 04/23/151	$ 15,000,000	$ 14,999,865
0.00% due 04/02/151	7,400,000	7,400,000
0.00% due 04/09/151	7,000,000	6,999,972
Total U.S. Government Securities
(Cost $29,399,797)		29,399,837
ASSET BACKED SECURITIES†† - 8.2%
Volvo Financial Equipment LLC Series 2015-1A
0.35% due 03/15/162	10,500,000	10,500,010
CNH Equipment Trust 2015-A
0.25% due 03/24/16	5,660,134	5,660,134
CarMax Auto Owner Trust 2015-1
0.24% due 03/15/16	4,239,113	4,239,113
John Deere Owner Trust 2014-B
0.21% due 09/24/15	1,394,064	1,394,064
Harley-Davidson Motorcycle Trust 2015-1
0.25% due 02/16/16	1,297,301	1,297,301
Dell Equipment Finance Trust 2014-1
0.26% due 08/14/152	283,636	283,636
MMAF Equipment Finance LLC 2014-A
0.20% due 07/02/152	44,453	44,453
Total Asset Backed Securities
(Cost $23,418,701)		23,418,711
GOVERNMENT†† - 2.8%
Federal Home Loan Bank
0.00% due 04/15/151,6
(Cost $7,999,891)	8,000,000	7,999,891
COMMERCIAL PAPER†† - 1.4%
Diageo Capital plc
0.53% due 04/02/15	3,000,000	2,999,956
Bacardi Martini BV
0.50% due 04/22/15	1,041,000	1,040,696
Total Commercial Paper
(Cost $4,040,652)		4,040,652
REPURCHASE AGREEMENT††,3 - 0.7%
Jefferies & Company, Inc.
3.18% due 05/07/15
(Cost $1,984,000)	1,984,000	1,984,000
MONEY MARKET INSTRUMENTS† - 0.8%
Dreyfus Treasury Prime Cash Management
Institutional Shares
(Cost $2,301,920)	2,301,920	2,301,920
Total Short Term Investments
(Cost $69,144,961)		69,145,011
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 43.1%
SPST 2015-1 A
2015-1A, 1.17% due
03/24/16	$9,250,000	9,250,000
Lockwood Grove CLO Ltd.
2014-1A, 1.62% due
01/25/242,4	6,750,000	6,717,600
Cerberus Onshore II CLO LLC
2014-1A, 2.25% due
10/15/232,4	5,500,000	5,490,100

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 43.1% (continued)
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due
10/15/262,4	$4,000,000	$3,991,600
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.15% due
04/28/262,4	2,700,000	2,680,560
2014-3A, 2.75% due
04/28/262,4	900,000	884,970
ACAS CLO 2012-1 Ltd.
2014-1AR, 2.57% due
09/20/232,4	3,500,000	3,514,350
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.13% due
10/25/262,4	3,500,000	3,492,300
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.32% due
10/24/244	3,500,000	3,489,500
Babson CLO Ltd.
2007-1X, 0.46% due
01/18/21	3,276,491	3,234,880
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.58% due
11/21/402,4	3,042,078	2,998,272
AMMC CLO 15 Ltd.
2014-15A, 1.54% due
12/09/262,4	3,000,000	2,997,600
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.85% due
04/15/252,4	2,000,000	1,960,400
2014-1A, 2.10% due
04/15/252,4	1,000,000	996,000
Telos CLO 2014-5 Ltd.
2014-5A, 1.80% due
04/17/252,4	2,000,000	1,991,400
2014-5A, 2.40% due
04/17/252,4	750,000	741,450
CFIP CLO 2014-1 Ltd.
2014-1A, 1.72% due
04/13/252,4	2,700,000	2,673,270
MCF CLO I LLC
2013-1A, 1.91% due
04/20/232,4	2,600,000	2,582,580
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 2.50% due
09/20/222,4	2,500,000	2,500,500
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.47% due
08/08/20	1,750,091	1,733,465
2006-1A, 1.73% due
08/08/202,4	750,000	722,625
GCAT 2014-2 LLC
2014-2, 3.72% due
10/25/192,5	2,390,380	2,384,822
First Frankin Mortgage Loan Trust 2006-FF4
2006-FF4, 0.36% due
03/25/364	2,397,212	2,305,837
GSAMP Trust 2005-HE6
2005-HE6, 0.61% due
11/25/354	2,400,000	2,225,947

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 43.1% (continued)
Lime Street CLO Corp.
2007-1A, 1.22% due
06/20/212,4	$2,250,000	$2,142,450
Madison Park Funding VIII Ltd.
2014-8AR, 2.46% due
04/22/222,4	2,100,000	2,102,100
Encore Credit Receivables Trust 2005-4
2005-4, 0.61% due
01/25/364	2,150,000	1,999,358
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.62% due
07/10/17†††,4	1,986,926	1,943,611
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.06% due
10/22/262,4	1,850,000	1,837,790
Centurion CDO 9 Ltd.
2005-9A, 0.51% due
07/17/192,4	1,809,457	1,791,544
Ares XXIII CLO Ltd.
2014-1AR, 2.46% due
04/19/232,4	1,750,000	1,757,700
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due
10/17/162	1,668,807	1,668,244
Regatta V Funding Ltd.
2014-1A, 3.38% due
10/25/262,4	1,500,000	1,516,200
TICP CLO I Ltd.
2014-1A, 1.76% due
04/26/262,4	1,500,000	1,496,700
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.70% due
04/24/262,4	1,500,000	1,487,100
Marathon CLO VI Ltd.
2014-6A, 2.31% due
05/13/252,4	1,500,000	1,478,850
CIFC Funding 2007-II Ltd.
2007-2A, 1.85% due
04/15/212,4	1,500,000	1,449,150
Structured Asset Investment Loan Trust 2005-1
2005-1, 0.89% due
02/25/352,4	1,500,000	1,401,980
Regatta Funding Ltd.
2007-1A, 1.57% due
06/15/202,4	1,400,000	1,365,980
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.30% due
07/15/232,4	1,350,000	1,343,925
Macquarie Equipment Funding Trust 2014-A
2014-A, 0.26% due
09/21/152	1,257,431	1,257,422
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.38% due
06/02/252,4	1,250,000	1,226,375
Baker Street CLO II Ltd.
2006-1A, 0.98% due
10/15/192,4	1,250,000	1,204,875

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 43.1% (continued)
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.76% due
04/25/262,4	$1,200,000	$1,171,320
Venture VI CDO Ltd.
2006-1A, 1.73% due
08/03/202,4	1,200,000	1,150,920
Structured Asset Investment Loan Trust 2005-2
2005-2, 0.91% due
03/25/354	1,200,000	1,115,134
LCM X, LP
2014-10AR, 3.10% due
04/15/222,4	1,100,000	1,102,310
Cent CLO 16, LP
2014-16AR, 2.50% due
08/01/242,4	1,000,000	1,004,600
CIFC Funding 2012-III Ltd.
2013-3A, 3.25% due
01/29/252,4	1,000,000	994,600
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.70% due
01/16/262,4	1,000,000	989,700
Flagship CLO VI
2007-1A, 2.66% due
06/10/212,4	1,000,000	980,800
CIFC Funding 2007-I Ltd.
2007-1A, 1.76% due
05/10/212,4	1,000,000	963,600
Madison Park Funding V Ltd.
2007-5A, 1.71% due
02/26/212,4	1,000,000	962,200
CIT Mortgage Loan Trust 2007-1
2007-1, 1.62% due
10/25/372,4	1,000,000	950,124
Duane Street CLO IV Ltd.
2007-4A, 2.51% due
11/14/212,4	900,000	876,510
Structured Asset Securities Corporation Mortgage Loan
Trust 2006-NC1
2006-NC1, 0.32% due
05/25/364	904,204	866,153
Sands Point Funding Ltd.
2006-1A, 0.52% due
07/18/202,4	821,392	820,242
Westbrook CLO Ltd.
2006-1A, 1.97% due
12/20/202,4	850,000	820,080
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.30% due
02/25/374	846,454	804,106
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.42% due
12/25/354	806,233	788,004
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.86% due
04/20/252,4	750,000	734,775
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.86% due
07/25/252,4	750,000	734,775

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 43.1% (continued)
Black Diamond CLO Ltd.
2005-2X, 0.95% due
01/07/18	$750,000	$727,725
TICP CLO II Ltd.
2014-2A, 2.31% due
07/20/262,4	600,000	595,680
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.21% due
10/20/212,4	500,000	498,100
Comstock Funding Ltd.
2006-1A, 1.92% due
05/30/202,4	500,000	494,950
San Gabriel CLO Ltd.
2007-1A, 2.51% due
09/10/212,4	450,000	440,100
Nantucket CLO Ltd. 2006-1X
2006-1X, 1.73% due
11/24/20	400,000	384,320
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due
07/15/232	234,058	237,828
Southfork CLO Ltd.
2005-1A, 1.30% due
02/01/172,4	209,348	208,929
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due
08/15/16	103,250	103,298
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due
12/15/162	81,553	81,563
Total Asset Backed Securities
(Cost $123,533,570)		123,633,828
COLLATERALIZED MORTGAGE OBLIGATION†† - 23.2%
CDGJ Commercial Mortgage Trust 2014-BXCH
2014-BXCH,2.02% due
12/15/272,4	7,000,000	7,012,032
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5
2014-FL5,1.15% due
07/15/312,4	4,500,000	4,470,953
2014-FL5,2.27% due
07/15/312,4	2,250,000	2,239,283
CSMC Series 2014-9R
2014-9R,0.31% due
06/27/362,4	6,588,437	6,327,095
CSMC Series 2014-7R
2014-7R,0.32% due
10/27/362,4	3,150,747	2,998,881
2014-7R,0.33% due
12/27/372,4	3,008,766	2,873,070
Banc of America Funding 2012-R4 Trust
2012-R4,0.43% due
03/04/392,4	5,248,426	5,135,585
COMM 2014-FL4 Mortgage Trust
2014-FL4,1.35% due
07/13/312,4	4,500,000	4,500,086
2014-FL4,0.95% due
07/13/312,4	326,358	324,773

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 23.2%
(continued)
Morgan Stanley Capital I Trust 2015-XLF1
2015-XLF1,2.35% due
08/13/162,4	$4,000,000	$4,000,492
CSMC Series 2014-ICE
2014-ICE,2.32% due
04/15/272,4	3,500,000	3,489,560
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.27% due
06/15/282,4	2,000,000	1,992,450
2014-ICTS,1.57% due
06/15/282,4	1,500,000	1,492,449
CSMC Series 2014-2R
2014-2R,0.37% due
02/27/462,4	2,840,400	2,642,100
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.35% due
11/26/364	2,365,238	2,279,380
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.22% due
04/15/322,4	2,100,000	2,087,721
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.22% due
08/15/312,4	900,000	896,960
2014-FL2,1.17% due
08/15/312,4	653,660	653,454
2014-FL2,1.62% due
08/15/312,4	500,000	501,169
BLCP Hotel Trust
2014-CLRN,1.52% due
08/15/292,4	2,000,000	1,994,474
CSMC Series 2014-5R
2014-5R,0.40% due
04/27/372,4	1,900,000	1,812,410
CSMC Series 2014-6R
2014-6R,0.35% due
09/27/362,4	1,815,191	1,723,934
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.17% due
02/15/312,4	1,600,000	1,591,925
COMM 2014-KYO Mortgage Trust
2014-KYO,2.52% due
06/11/272,4	1,400,000	1,398,621
LSTAR Securities Investment Trust
2014-1,3.28% due
09/01/212,4,7	955,929	964,819
SRERS-2011 Funding Ltd.
2011-RS,0.42% due
05/09/462,4	660,798	628,287
HarborView Mortgage Loan Trust 2006-12
2006-12,0.37% due
01/19/384	421,667	356,185
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.25% due
02/25/474	233,460	218,056
Total Collateralized Mortgage Obligation
(Cost $66,778,880)		66,606,204

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 8.3%
Financial - 5.0%
Odyssey Re Holdings Corp.
6.88% due 05/01/15	$4,000,000	$4,015,323
Royal Bank of Scotland Group
plc
1.21% due 03/31/174	1,750,000	1,756,519
Citigroup, Inc.
1.22% due 07/25/164	1,440,000	1,447,631
Icahn Enterprises Limited
Partnership / Icahn Enterprises
Finance Corp.
3.50% due 03/15/17	1,390,000	1,400,425
International Lease Finance
Corp.
2.22% due 06/15/164	1,390,000	1,390,000
Credit Suisse USA, Inc.
5.13% due 08/15/15	1,000,000	1,016,757
Macquarie Bank Ltd.
1.06% due 03/24/172,4	800,000	803,040
JPMorgan Chase & Co.
0.88% due 02/26/164	740,000	741,917
Nomura Holdings, Inc.
1.72% due 09/13/164	590,000	598,173
Goldman Sachs Group, Inc.
1.45% due 04/30/184	550,000	557,630
Bank of America Corp.
4.50% due 04/01/15	440,000	440,000
Ameriprise Financial, Inc.
5.65% due 11/15/15	350,000	360,225
Total Financial		14,527,640
Basic Materials - 1.3%
Glencore Funding LLC
1.42% due 05/27/162,4	2,130,000	2,137,198

	Face
	Amount	Value
CORPORATE BONDS†† - 8.3% (continued)
Basic Materials - 1.3%
(continued)
Rio Tinto Finance USA plc
1.11% due 06/17/164	$1,480,000	$1,483,331
Total Basic Materials		3,620,529
Communications - 0.5%
Level 3 Financing, Inc.
3.83% due 01/15/184	1,380,000	1,390,350
Consumer, Cyclical - 0.4%
Ford Motor Credit Company LLC
7.00% due 04/15/15	1,060,000	1,061,954
Sabre GLBL, Inc.
8.50% due 05/15/192	214,000	228,648
Total Consumer, Cyclical		1,290,602
Utilities - 0.4%
PNM Resources, Inc.
9.25% due 05/15/15	1,200,000	1,210,552
Industrial - 0.4%
Cemex SAB de CV
5.27% due 09/30/152,4	1,000,000	1,004,900
Consumer, Non-cyclical -
0.3%
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	910,000	955,500
Total Corporate Bonds
(Cost $24,013,735)		24,000,073
Total Investments - 98.7%
(Cost $283,471,146)		$ 283,385,116
Other Assets & Liabilities, net - 1.3%		3,719,095
Total Net Assets - 100.0%		$ 287,104,211

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 3.
†††	Value determined based on Level 3 inputs —See Note 3.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $172,372,458 (cost $172,509,877), or 60.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Repurchase Agreement —See Note 7.
4	Variable rate security. Rate indicated is rate effective at March 31, 2015.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
7
These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities, which represent 0.3% of net assets as of March 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1
3.28% due 09/01/21	9/25/2014	$ 955,929	$ 964,819

plc Public Limited Company

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face	Value
	Amount
SHORT TERM INVESTMENTS – 8.0%
ASSET BACKED SECURITIES†† – 4.4%
CNH Equipment Trust 2015-A
2015-A, 0.25% due 03/24/16	$3,773,423	$3,773,423
Harley-Davidson Motorcycle Trust 2015-1
2015-1, 0.25% due 02/16/16	1,297,301	1,297,301
Volvo Financial Equipment LLC Series 2015-1A
2015-1A, 0.35% due 03/15/162	1,250,000	1,250,001
Dell Equipment Finance Trust 2014-1
2014-1, 0.26% due 08/14/152	222,309	222,309
MMAF Equipment Finance LLC 2014-A
2014-AA, 0.20% due 07/02/152	19,757	19,757
Total Asset Backed Securities††
(Cost $6,562,791)		6,562,791
MONEY MARKET INSTRUMENTS†– 2.5%
	Shares	Value
Dreyfus Treasury Prime Cash Management
Institutional Shares	3,624,253	3,624,253
Total Money Market Instruments
(Cost $3,624,253)		3,624,253
	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 0.7%
Federal Home Loan Bank
0.05% due 04/15/156,7	$1,000,000	$999,983
Total Federal Agency Discount Notes
(Cost $999,983)		999,983
REPURCHASE AGREEMENT††,5 – 0.4%
Jefferies & Company, Inc. Issued 3/30/15 at 2.68% due 04/24/15	611,000	611,000
Total Repurchase Agreement
(Cost $611,000)		611,000
Total Short Term Securities
(Cost $11,798,027)		11,798,027
ASSET BACKED SECURITIES†† - 54.0%
SPST 2015-1 A
1.17% due 03/24/16	5,000,000	5,000,000
Cerberus Onshore II CLO LLC
2014-1A, 2.25% due 10/15/231,2	4,500,000	4,491,899
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.13% due 10/25/261,2	2,750,000	2,743,950

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 54.0% (continued)
Lockwood Grove CLO Ltd.
2014-1A, 1.62% due 01/25/241,2	$2,750,000	$2,736,800
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.15% due 04/28/261,2	1,200,000	1,191,360
2014-3A, 2.75% due 04/28/261,2	1,200,000	1,179,960
Baker Street CLO II Ltd.
2006-1A, 0.98% due 10/15/191,2	2,300,000	2,216,970
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due 10/15/261,2	2,000,000	1,995,800
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.32% due 10/24/241	2,000,000	1,994,000
Steele Creek CLO 2014-1 Ltd.
2014-1A, 2.48% due 08/21/261,2	1,800,000	1,783,800
Cifc Funding 2007-II Ltd.
2007-2A, 1.85% due 04/15/211,2	1,750,000	1,690,675
Telos CLO 2014-5 Ltd.
2014-5A, 1.80% due 04/17/251,2	1,200,000	1,194,840
2014-5A, 2.40% due 04/17/251,2	500,000	494,300
CFIP CLO 2014-1 Ltd.
2014-1A, 1.72% due 04/13/251,2	1,650,000	1,633,665
GSAMP Trust 2005-HE6
2005-HE6, 0.61% due 11/25/351	1,725,000	1,599,900
MCF CLO I LLC
2013-1A, 1.91% due 04/20/231,2	1,600,000	1,589,280
Comstock Funding Ltd.
2006-1A, 1.92% due 05/30/201,2	1,600,000	1,583,840
Duane Street CLO IV Ltd.
2007-4A, 2.51% due 11/14/211,2	850,000	827,815
2007-4A, 1.26% due 11/14/211,2	750,000	723,375
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.62% due 07/10/171,†††	1,553,878	1,520,004
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.10% due 04/15/251,2	600,000	597,600
2014-1A, 2.85% due 04/15/251,2	600,000	588,120
2014-1A, 3.95% due 04/15/251,2	250,000	244,850
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due 10/17/162	1,430,406	1,429,924

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 54.0% (continued)
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.76% due 04/25/261,2	$1,400,000	$1,366,540
Madison Park Funding VIII Ltd.
2014-8AR, 2.46% due 04/22/221,2	1,300,000	1,301,300
ACAS CLO 2012-1 Ltd.
2014-1AR, 2.57% due 09/20/231,2	1,250,000	1,255,125
TICP CLO I Ltd.
2014-1A, 1.76% due 04/26/261,2	1,200,000	1,197,360
CIFC Funding 2012-III Ltd.
2013-3A, 3.25% due 01/29/251,2	1,200,000	1,193,520
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/192,4	1,195,190	1,192,411
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.70% due 04/24/261,2	1,200,000	1,189,680
Neuberger Berman CLO XII Ltd.
2014-12AR, 2.36% due 07/25/231,2	1,100,000	1,100,000
TICP CLO II Ltd.
2014-2A, 2.31% due 07/20/261,2	1,100,000	1,092,080
Encore Credit Receivables Trust 2005-4
2005-4, 0.61% due 01/25/361	1,100,000	1,022,927
Regatta V Funding Ltd.
2014-1A, 3.38% due 10/25/261,2	1,000,000	1,010,800
Ares XXIII CLO Ltd.
2014-1AR, 2.46% due 04/19/231,2	1,000,000	1,004,400
LCM X, LP
2014-10AR, 3.10% due 04/15/221,2	1,000,000	1,002,100
Voya CLO Ltd.
2015-3AR, 3.21% due 10/15/221,2	1,000,000	1,000,500
Adirondack Park CLO Limited 2013-1A
2013-1A, 3.25% due 04/15/241,2	1,000,000	1,000,000
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.58% due 11/21/401,2	1,014,026	999,424
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.06% due 10/22/261,2	1,000,000	993,400
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.42% due 12/25/351	1,015,257	992,302
Marathon CLO VI Ltd.
2014-6A, 2.31% due 05/13/251,2	1,000,000	985,900

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 54.0% (continued)
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.38% due 06/02/251,2	$1,000,000	$981,100
CIFC Funding 2007-I Ltd.
2007-1A, 1.76% due 05/10/211,2	1,000,000	963,600
WhiteHorse IV Ltd.
2007-4A, 1.71% due 01/17/201,2	1,000,000	962,300
Rockwall CDO II Ltd.
2007-1A, 0.80% due 08/01/241,2	1,000,000	932,500
Regatta Funding Ltd.
2007-1A, 1.57% due 06/15/201,2	850,000	829,345
Westbrook CLO Ltd.
2006-1A, 1.97% due 12/20/201,2	850,000	820,080
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.30% due 07/15/231,2	800,000	796,400
Structured Asset Investment Loan Trust 2005-1
2005-1, 0.89% due 02/25/351,2	850,000	794,455
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.21% due 10/20/211,2	750,000	747,150
Structured Asset Investment Loan Trust 2005-2
2005-2, 0.91% due 03/25/351	700,000	650,495
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.30% due 02/25/371	671,325	637,739
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.70% due 01/16/261,2	600,000	593,820
Finn Square CLO Ltd.
2012-1A, 3.07% due 12/24/231,2	600,000	593,460
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.81% due 10/17/221,2	600,000	585,360
CIT Mortgage Loan Trust 2007-1
2007-1, 1.62% due 10/25/371,2	600,000	570,074
CIFC Funding 2012-I Ltd.
2014-1AR, 2.36% due 08/14/241,2	500,000	501,150
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2AR, 3.16% due 07/20/231,2	500,000	500,000
Sands Point Funding Ltd.
2006-1A, 0.52% due 07/18/201,2	499,609	498,909
Structured Asset Securities Corporation Mortgage Loan Trust 2006-NC1
2006-NC1, 0.32% due 05/25/361	516,688	494,944

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 54.0% (continued)
Telos CLO 2006-1 Ltd.
2006-1A, 0.74% due 10/11/211,2	$500,000	$493,950
Flagship CLO VI
2007-1A, 2.66% due 06/10/211,2	500,000	490,400
Madison Park Funding V Ltd.
2007-5A, 1.71% due 02/26/211,2	500,000	481,100
Lime Street CLO Corp.
2007-1A, 1.22% due 06/20/211,2	500,000	476,100
San Gabriel CLO Ltd.
2007-1A, 2.51% due 09/10/211,2	450,000	440,100
Nantucket CLO Ltd. 2006-1X
2006-1X, 1.73% due 11/24/20	400,000	384,320
Babson CLO Ltd.
2007-1X, 0.46% due 01/18/21	344,894	340,514
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.86% due 07/25/251,2	250,000	244,925
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.86% due 04/20/251,2	250,000	244,925
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/232	234,058	237,828
Southfork CLO Ltd.
2005-1A, 1.30% due 02/01/171,2	209,348	208,929
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due 08/15/16	63,539	63,568
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due 12/15/162	47,972	47,978
Total Asset Backed Securities
(Cost $79,410,901)		79,560,014
COLLATERALIZED MORTGAGE OBLIGATION†† - 23.8%
CSMC Series 2014-7R
2014-7R,0.33% due 12/27/371,2	2,793,854	2,667,852
2014-7R,0.32% due 10/27/361,2	2,700,641	2,570,470
CDGJ Commercial Mortgage Trust 2014-BXCH
2014-BXCH,2.02% due 12/15/271,2	3,000,000	3,005,156
Banc of America Funding 2012-R4 Trust
2012-R4,0.43% due 03/04/391,2	2,749,176	2,690,068
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.27% due 06/15/281,2	1,000,000	996,225
2014-ICTS,1.57% due 06/15/281,2	1,000,000	994,966

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 23.8% (continued)
2014-ICTS,2.07% due 06/15/281,2	$500,000	$498,113
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.22% due 04/15/321,2	2,200,000	2,187,137
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.35% due 11/26/361	2,150,216	2,072,163
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.22% due 08/15/311,2	800,000	797,298
2014-FL2,1.17% due 08/15/311,2	769,012	768,769
2014-FL2,1.62% due 08/15/311,2	500,000	501,169
Morgan Stanley Capital I Trust 2015-XLF1
2015-XLF1,2.35% due 08/13/161,2	2,000,000	2,000,246
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5
2014-FL5,2.27% due 07/15/311,2	1,000,000	995,237
2014-FL5,1.15% due 07/15/311,2	1,000,000	993,545
CSMC Series
2014-2R,0.37% due 02/27/461,2	2,061,580	1,917,653
LSTAR Securities Investment Trust
2014-1,3.28% due 09/01/211,2,3	1,529,487	1,543,711
CSMC Series 2014-5R
2014-5R,0.40% due 04/27/371,2	1,350,000	1,287,765
CSMC Series 2014-6R
2014-6R,0.35% due 09/27/361,2	1,123,690	1,067,197
COMM 2014-FL4 Mortgage Trust
2014-FL4,1.35% due 07/13/311,2	1,000,000	1,000,018
COMM 2014-KYO Mortgage Trust
2014-KYO,2.53% due 06/11/271,2	800,000	799,212
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.17% due 02/15/311,2	750,000	746,215
CSMC Series 2014-ICE
2014-ICE,2.32% due 04/15/271,2	700,000	697,912
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/461,2	660,798	628,287
HarborView Mortgage Loan Trust 2006-12
2006-12,0.37% due 01/19/381	594,168	501,898
BLCP Hotel Trust
2014-CLRN,1.52% due 08/15/291,2	500,000	498,619

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 23.8% (continued)
CSMC Series 2014-9R
2014-9R,0.31% due 06/27/361,2	$439,229	$421,806
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.25% due 02/25/471	308,167	287,833
Total Collateralized Mortgage Obligation
(Cost $35,219,837)		35,136,540
CORPORATE BONDS†† - 11.4%
Financial - 6.7%
Odyssey Re Holdings Corp.
6.88% due 05/01/15	2,500,000	2,509,578
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	1,090,000	1,098,175
International Lease Finance Corp.
2.22% due 06/15/161	1,090,000	1,090,000
Royal Bank of Scotland Group plc
1.21% due 03/31/171	1,050,000	1,053,911
Willis Group Holdings plc
4.13% due 03/15/16	1,000,000	1,026,028
Citigroup, Inc.
1.22% due 07/25/161	940,000	944,980
Macquarie Bank Ltd.
1.06% due 03/24/171,2	550,000	552,090
JPMorgan Chase & Co.
0.88% due 02/26/161	480,000	481,244
Nomura Holdings, Inc.
1.72% due 09/13/161	390,000	395,403
Goldman Sachs Group, Inc.
1.45% due 04/30/181	360,000	364,994
Bank of America Corp.
4.50% due 04/01/15	290,000	290,000
Morgan Stanley
3.10% due 11/09/181	50,000	52,749
Total Financial		9,859,152
Basic Materials - 1.6%
Glencore Funding LLC
1.42% due 05/27/161,2	1,390,000	1,394,697
Rio Tinto Finance USA plc
1.11% due 06/17/161	970,000	972,183
Total Basic Materials		2,366,880
Communications - 0.8%
Level 3 Financing, Inc.
3.83% due 01/15/181	1,080,000	1,088,100
Consumer, Cyclical - 0.7%
Ford Motor Credit Company LLC
7.00% due 04/15/15	690,000	691,272
Vail Resorts, Inc.
6.50% due 05/01/19	228,000	235,980

	Face
	Amount	Value
CORPORATE BONDS†† - 11.4% (continued)
Consumer, Cyclical - 0.7% (continued)
Sabre GLBL, Inc.
8.50% due 05/15/192	$140,000	$149,583
Total Consumer, Cyclical		1,076,835
Consumer, Non-cyclical - 0.7%
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	936,000	982,800
Diversified - 0.6%
HRG Group, Inc.
7.88% due 07/15/19	900,000	947,250
Industrial - 0.2%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	236,000	247,210
Utilities - 0.1%
AES Corp.
3.26% due 06/01/191	200,000	199,000
Total Corporate Bonds
(Cost $16,798,760)		16,767,227
SENIOR FLOATING RATE INTERESTS††,1 - 2.6%
Basic Materials - 0.7%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	692,965	624,695

CPG International, Inc.
4.75% due 09/30/20	372,166	365,839
Total Basic Materials		990,534
Technology - 0.6%
Blue Coat Systems, Inc.
4.00% due 05/31/19	346,484	346,195
LANDesk Group, Inc.
5.00% due 02/25/20	297,000	296,258
Infor, Inc.
3.75% due 06/03/20	242,694	240,306
Total Technology		882,759
Communications - 0.5%
Univision Communications, Inc.
4.00% due 03/01/20	445,404	444,371
EMI Music Publishing
3.75% due 06/29/18	270,851	270,361
Total Communications		714,732
Financial - 0.4%
First Data Corp.
3.65% due 03/23/18	650,000	649,350
Consumer, Cyclical - 0.4%
Party City Holdings, Inc.
4.00% due 07/27/19	595,738	594,743
Total Senior Floating Rate Interests
(Cost $3,909,451)		3,832,118
Total Investments – 99.8%
(Cost $147,136,976)		$147,093,926
Other Assets & Liabilities, net – 0.2%		280,695
Total Net Assets - 100.0%		$147,374,621

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 3.
†††	Value determined based on Level 3 inputs —See Note 3.
1	Variable rate security. Rate indicated is rate effective at March 31, 2015.
2
Security is a 144A or Section 4(a)(2) security.  These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $101,705,184 (cost $101,683,859), or 69.0% of total net assets.

3	These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities represent 1.1% of net assets as of March 31, 2015.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1
3.28% due 09/01/21	9/25/2014	$1,527,784	$1,543,711

4	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity
5	Repurchase Agreement – See Note 7.
6	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
7	Zero coupon rate security.

plc	Public Limited Company

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 7.2%
ASSET BACKED SECURITIES†† - 3.1%
CNH Equipment Trust 2015-A
0.25% due 03/24/16	$ 2,358,389	$ 2,358,388
Harley-Davidson Motorcycle Trust 2015-1
0.25% due 02/16/16	1,297,301	1,297,301
Dell Equipment Finance Trust 2014-1
0.26% due 08/14/151	245,307	245,307
MMAF Equipment Finance LLC 2014-A
0.20% due 07/02/151	32,599	32,599
Total Asset Backed Securities
(Cost $3,933,595)		3,933,595
REPURCHASE AGREEMENT††,2 - 1.3%
Jefferies & Company, Inc.
03/30/15 issued at
3.18% due 05/07/15
(Cost $1,685,000)	1,685,000	1,685,000
U.S. GOVERNMENT SECURITIES† - 0.8%
United States Treasury Bill
0.00% due 04/23/153,7
(Cost $999,988)	1,000,000	999,992
MONEY MARKET INSTRUMENTS† - 2.0%
Dreyfus Treasury Prime Cash Management
Institutional Shares
(Cost $2,532,815)	2,532,815	2,532,815
Total Short Term Investments
(Cost $9,151,398)		9,151,402
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 55.3%
SPST 2015-1 A
2015-1A, 1.17% due
03/24/16	$4,250,000	4,250,000
Lockwood Grove CLO Ltd.
2014-1A, 1.62% due
01/25/241,4	2,750,000	2,736,800
Cerberus Onshore II CLO LLC
2014-1A, 2.25% due
10/15/231,4	2,500,000	2,495,500
Baker Street CLO II Ltd.
2006-1A, 0.98% due
10/15/191,4	2,200,000	2,120,580
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due
10/15/261,4	2,000,000	1,995,800
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.32% due
10/24/244	2,000,000	1,994,000
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.15% due
04/28/261,4	1,000,000	992,800
2014-3A, 2.75% due
04/28/261,4	1,000,000	983,300
Steele Creek CLO 2014-1 Ltd.
2014-1A, 2.48% due
08/21/261,4	1,800,000	1,783,800
CIFC Funding 2007-II Ltd.
2007-2A, 1.85% due
04/15/211,4	1,750,000	1,690,675

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 55.3% (continued)
Comstock Funding Ltd.
2006-1A, 1.92% due
05/30/201,4	$1,600,000	$1,583,840
Neuberger Berman CLO XII Ltd.
2014-12AR, 2.36% due
07/25/231,4	1,550,000	1,550,000
GSAMP Trust 2005-HE6
2005-HE6, 0.61% due
11/25/354	1,650,000	1,530,339
CFIP CLO 2014-1 Ltd.
2014-1A, 1.72% due
04/13/251,4	1,500,000	1,485,150
Duane Street CLO IV Ltd.
2007-4A, 2.51% due
11/14/211,4	750,000	730,425
2007-4A, 1.26% due
11/14/211,4	750,000	723,375
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due
10/17/161	1,430,406	1,429,923
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.62% due
07/10/17†††,4	1,401,038	1,370,495
MCF CLO I LLC
2013-1A, 1.91% due
04/20/231,4	1,300,000	1,291,290
ACAS CLO 2012-1 Ltd.
2014-1AR, 2.57% due
09/20/231,4	1,250,000	1,255,125
Telos CLO 2014-5 Ltd.
2014-5A, 1.80% due
04/17/251,4	1,000,000	995,700
2014-5A, 2.40% due
04/17/251,4	250,000	247,150
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.10% due
04/15/251,4	500,000	498,000
2014-1A, 2.85% due
04/15/251,4	500,000	490,100
2014-1A, 3.95% due
04/15/251,4	250,000	244,850
GCAT 2014-2 LLC
2014-2, 3.72% due
10/25/191,5	1,195,190	1,192,411
Lime Street CLO Corp.
2007-1A, 1.22% due
06/20/211,4	1,250,000	1,190,250
Madison Park Funding VIII Ltd.
2014-8AR, 2.46% due
04/22/221,4	1,100,000	1,101,100
TICP CLO II Ltd.
2014-2A, 2.31% due
07/20/261,4	1,100,000	1,092,080
Encore Credit Receivables Trust 2005-4
2005-4, 0.61% due
01/25/364	1,100,000	1,022,927
Regatta V Funding Ltd.
2014-1A, 3.38% due
10/25/261,4	1,000,000	1,010,800

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 55.3% (continued)
Ares XXIII CLO Ltd.
2014-1AR, 2.46% due
04/19/231,4	$1,000,000	$1,004,400
LCM X, LP
2014-10AR, 3.10% due
04/15/221,4	1,000,000	1,002,100
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 2.50% due
09/20/221,4	1,000,000	1,000,200
CIFC Funding 2012-III Ltd.
2013-3A, 3.25% due
01/29/251,4	1,000,000	994,600
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.06% due
10/22/261,4	1,000,000	993,400
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.38% due
06/02/251,4	1,000,000	981,100
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.47% due
08/08/20	500,026	495,276
2006-1A, 1.73% due
08/08/201,4	500,000	481,750
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.76% due
04/25/261,4	1,000,000	976,100
CIFC Funding 2007-I Ltd.
2007-1A, 1.76% due
05/10/211,4	1,000,000	963,600
WhiteHorse IV Ltd.
2007-4A, 1.71% due
01/17/201,4	1,000,000	962,300
Rockwall CDO II Ltd.
2007-1A, 0.80% due
08/01/241,4	1,000,000	932,500
Babson CLO Ltd.
2007-1X, 0.46% due
01/18/21	862,235	851,284
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.42% due
12/25/354	836,094	817,190
Structured Asset Investment Loan Trust 2005-1
2005-1, 0.89% due
02/25/351,4	800,000	747,722
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.21% due
10/20/211,4	750,000	747,150
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.30% due
07/15/231,4	750,000	746,625
Marathon CLO VI Ltd.
2014-6A, 2.31% due
05/13/251,4	750,000	739,425
Regatta Funding Ltd.
2007-1A, 1.57% due
06/15/201,4	750,000	731,775
Westbrook CLO Ltd.
2006-1A, 1.97% due
12/20/201,4	750,000	723,600

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 55.3% (continued)
Structured Asset Investment Loan Trust 2005-2
2005-2, 0.91% due
03/25/354	$700,000	$650,495
TICP CLO I Ltd.
2014-1A, 1.76% due
04/26/261,4	600,000	598,680
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.70% due
04/24/261,4	600,000	594,840
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2AR, 3.16% due
07/20/231,4	550,000	550,000
Cent CLO 16, LP
2014-16AR, 2.50% due
08/01/241,4	500,000	502,300
CIFC Funding 2012-I Ltd.
2014-1AR, 2.36% due
08/14/241,4	500,000	501,150
Structured Asset Securities Corporation Mortgage Loan
Trust 2006-NC1
2006-NC1, 0.32% due
05/25/364	516,688	494,944
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.70% due
01/16/261,4	500,000	494,850
Finn Square CLO Ltd.
2012-1A, 3.07% due
12/24/231,4	500,000	494,550
Telos CLO 2006-1 Ltd.
2006-1A, 0.74% due
10/11/211,4	500,000	493,950
Flagship CLO VI
2007-1A, 2.66% due
06/10/211,4	500,000	490,400
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.81% due
10/17/221,4	500,000	487,800
Madison Park Funding V Ltd.
2007-5A, 1.71% due
02/26/211,4	500,000	481,100
CIT Mortgage Loan Trust 2007-1
2007-1, 1.62% due
10/25/371,4	500,000	475,062
Sands Point Funding Ltd.
2006-1A, 0.52% due
07/18/201,4	457,270	456,630
San Gabriel CLO Ltd.
2007-1A, 2.51% due
09/10/211,4	400,000	391,200
Nantucket CLO Ltd. 2006-1X
2006-1X, 1.73% due
11/24/20	400,000	384,320
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.30% due
02/25/374	350,257	332,733
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.86% due
07/25/251,4	250,000	244,925

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 55.3% (continued)
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.86% due
04/20/251,4	$250,000	$244,925
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due
07/15/231	234,058	237,828
Southfork CLO Ltd.
2005-1A, 1.30% due
02/01/171,4	209,348	208,929
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due
08/15/16	47,654	47,677
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due
12/15/161	38,378	38,382
Total Asset Backed Securities
(Cost $69,709,819)		69,868,352
COLLATERALIZED MORTGAGE OBLIGATION†† - 20.2%
CSMC Series 2014-7R
2014-7R,0.33% due
12/27/371,4	2,793,854	2,667,850
2014-7R,0.32% due
10/27/361,4	2,610,619	2,484,787
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.27% due
06/15/281,4	1,000,000	996,224
2014-ICTS,1.57% due
06/15/281,4	1,000,000	994,966
2014-ICTS,2.07% due
06/15/281,4	500,000	498,113
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.22% due
04/15/321,4	2,350,000	2,336,260
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.35% due
11/26/364	2,150,216	2,072,163
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.22% due
08/15/311,4	800,000	797,298
2014-FL2,1.17% due
08/15/311,4	769,012	768,769
2014-FL2,1.62% due
08/15/311,4	500,000	501,169
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5
2014-FL5,2.27% due
07/15/311,4	1,000,000	995,237
2014-FL5,1.15% due
07/15/311,4	1,000,000	993,545
CSMC Series 2014-2R
2014-2R,0.37% due
02/27/461,4	1,740,890	1,619,352
CSMC Series 2014-5R
2014-5R,0.40% due
04/27/371,4	1,500,000	1,430,850
COMM 2014-FL4 Mortgage Trust
2014-FL4,1.35% due
07/13/311,4	1,000,000	1,000,018

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 20.2%
(continued)
CSMC Series 2014-6R
2014-6R,0.35% due
09/27/361,4	$907,596	$861,967
COMM 2014-KYO Mortgage Trust
2014-KYO,2.53% due
06/11/271,4	700,000	699,311
CSMC Series 2014-ICE
2014-ICE,2.32% due
04/15/271,4	700,000	697,912
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.17% due
02/15/311,4	650,000	646,719
LSTAR Securities Investment Trust
2014-1,3.28% due
09/01/211,4,6	573,558	578,892
BLCP Hotel Trust
2014-CLRN,1.52% due
08/15/291,4	500,000	498,619
HarborView Mortgage Loan Trust 2006-12
2006-12,0.37% due
01/19/384	536,668	453,327
CSMC Series 2014-9R
2014-9R,0.31% due
06/27/361,4	439,229	421,806
SRERS-2011 Funding Ltd.
2011-RS,0.43% due
05/09/461,4	330,399	314,144
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.25% due
02/25/474	233,460	218,056
Total Collateralized Mortgage Obligation
(Cost $25,616,501)		25,547,354
CORPORATE BONDS†† - 12.1%
Financial - 7.5%
Odyssey Re Holdings Corp.
6.88% due 05/01/15	2,500,000	2,509,577
Icahn Enterprises Limited
Partnership / Icahn
Enterprises Finance Corp.
3.50% due 03/15/17	1,190,000	1,198,925
International Lease
Finance Corp.
2.22% due 06/15/164	1,190,000	1,190,000
Willis Group Holdings plc
4.13% due 03/15/16	1,000,000	1,026,028
Royal Bank of Scotland
Group plc
1.21% due 03/31/174	1,000,000	1,003,725
Citigroup, Inc.
1.22% due 07/25/164	780,000	784,134
Macquarie Bank Ltd.
1.06% due 03/24/171,4	500,000	501,900
JPMorgan Chase & Co.
0.88% due 02/26/164	400,000	401,036
Nomura Holdings, Inc.
1.72% due 09/13/164	320,000	324,433
Goldman Sachs Group, Inc.
1.45% due 04/30/184	300,000	304,162

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 12.1% (continued)
Financial - 7.5%
(continued)
Bank of America Corp.
4.50% due 04/01/15	$240,000	$240,000
Morgan Stanley
3.10% due 11/09/184	50,000	52,749
Total Financial		9,536,669
Basic Materials - 1.6%
Glencore Funding LLC
1.42% due 05/27/161,4	1,160,000	1,163,920
Rio Tinto Finance USA plc
1.11% due 06/17/164	810,000	811,823
Total Basic Materials		1,975,743
Communications - 0.9%
Level 3 Financing, Inc.
3.83% due 01/15/184	1,180,000	1,188,850
Diversified - 0.8%
HRG Group, Inc.
7.88% due 07/15/19	1,000,000	1,052,500
Consumer, Cyclical -
0.8%
Ford Motor Credit Company
LLC
7.00% due 04/15/15	580,000	581,069
Vail Resorts, Inc.
6.50% due 05/01/19	250,000	258,750
Sabre GLBL, Inc.
8.50% due 05/15/191	132,000	141,035
Total Consumer, Cyclical		980,854
Industrial - 0.2%
Quality Distribution LLC /
QD Capital Corp.
9.88% due 11/01/18	236,000	247,210
Utilities - 0.2%
AES Corp.
3.26% due 06/01/194	200,000	199,000
Consumer, Non-cyclical -
0.1%
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	140,000	147,000
Total Corporate Bonds
(Cost $15,361,726)		15,327,826

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 3.6%
Technology - 1.0%
Ciena Corp.
3.75% due 07/15/19	$497,500	$496,569
Sophia, LP
4.00% due 07/19/18	248,636	248,264
Blue Coat Systems, Inc.
4.00% due 05/31/19	247,488	247,283
Infor, Inc.
3.75% due 06/03/20	242,694	240,306
LANDesk Group, Inc.
5.00% due 02/25/20	198,000	197,505
Total Technology		1,429,927
Basic Materials - 0.9%
CPG International, Inc.
4.75% due 09/30/20	595,466	585,343
Fortescue Metals Group
Ltd.
3.75% due 06/30/19	643,467	580,073
Total Basic Materials		1,165,416
Communications - 0.6%
Univision Communications,
Inc.
4.00% due 03/01/20	445,404	444,371
EMI Music Publishing
3.75% due 06/29/18	261,823	261,349
Total Communications		705,720
Financial - 0.6%
First Data Corp.
3.68% due 03/23/18	700,000	699,300
Consumer, Cyclical -
0.5%
Party City Holdings, Inc.
4.00% due 07/27/19	595,987	594,992
Total Senior Floating Rate Interests
(Cost $4,667,200)		4,595,355
Total Investments - 98.4%
(Cost $124,506,644)		$ 124,490,289
Other Assets & Liabilities, net - 1.6%		1,969,345
Total Net Assets - 100.0%		$ 126,459,634

†	Value determined based on Level 1 inputs – See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted – See Note 3.
†††	Value determined based on Level 3 inputs – See Note 3.
1
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $80,662,241 (cost $80,508,420), or 63.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Repurchase Agreement – See Note 7.
3	Zero coupon rate security.
4	Variable rate security. Rate indicated is rate effective at March 31, 2015.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6
These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities, which represent 0.5% of net assets as of March 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1
3.28% due 09/01/21	9/25/2014	$ 573,558	$ 578,892

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

7	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

plc Public Limited Company

Guggenheim Strategy Fund I

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2015
ASSETS:
Total Investments, at value
(cost $751,666,393)	$751,181,892
Cash	8,336,766
Receivables:
Interest	1,651,945
From Adviser	26,034
Other assets	5,528
Total assets	761,202,165
LIABILITIES:
Payable for:
Fund accounting/ administration fees	8,493
Transfer agent	992
Miscellaneous	21,520
Total liabilities	31,005
NET ASSETS	$761,171,160
NET ASSETS CONSIST OF:
Paid in capital	$762,157,644
Distributions in excess of net investment income	(1,452)
Accumulated net realized loss on investments	(500,531)
Net unrealized depreciation on investments	(484,501)
Net assets	$761,171,160
Capital shares outstanding	30,566,573
Net asset value per share	$24.90

Guggenheim Strategy Fund II

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2015

ASSETS:
Investments, at value (cost $283,471,146)	$283,385,116
Cash	3,049,520
Receivables:
Interest	691,141
From Adviser	16,807
Other assets	1,663
Total assets	287,144,247
LIABILITIES:
Payable for:
Fund accounting/administration fees	4,667
Transfer agent	930
Trustees' fees*	87
Miscellaneous	34,352
Total liabilities	40,036
NET ASSETS	$287,104,211
NET ASSETS CONSIST OF:
Paid in capital	$287,389,229
Distributions in excess of net investment income	(454)
Accumulated net realized loss on investments	(198,534)
Net unrealized depreciation on investments	(86,030)
Net assets	$287,104,211
Capital shares outstanding	11,527,145
Net asset value per share	$24.91

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
ASSETS:
Total Investments, at value
(cost $147,136,976)	$147,093,926
Cash	1,832,710
Receivables:
Interest	476,345
From adviser	7,917
Other assets	1,467
Total assets	149,412,365
LIABILITIES:
Payable for:
Securities purchased	2,001,900
Fund accounting/administration fees	3,881
Transfer agent	992
Trustees' fees*	973
Miscellaneous	29,998
Total liabilities	2,037,744
NET ASSETS	$147,374,621
NET ASSETS CONSIST OF:
Paid in capital	$147,520,178
Distributions in excess of net investment income	(182)
Accumulated net realized loss on investments	(102,325)
Net unrealized depreciation on investments	(43,050)
Net assets	$147,374,621
Capital shares outstanding	5,907,618
Net asset value per share	$24.95

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2015
ASSETS:
Investments, at value (cost $124,506,644)	$124,490,289
Cash	1,580,182
Receivables:
Interest	406,444
From Adviser	6,947
Securities sold	627
Other assets	1,409
Total assets	126,485,898
LIABILITIES:
Payable for:
Fund accounting/administration fees	3,032
Transfer agent	930
Trustees' fees*	516
Miscellaneous	21,786
Total liabilities	26,264
NET ASSETS	$126,459,634
NET ASSETS CONSIST OF:
Paid in capital	$126,523,100
Distributions in excess of net investment income	(147)
Accumulated net realized loss on investments	(46,964)
Net unrealized depreciation on investments	(16,355)
Net assets	$126,459,634
Capital shares outstanding	5,066,166
Net asset value per share	$24.96

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I

STATEMENT OF
OPERATIONS (Unaudited)
Six Months Ended March 31, 2015
INVESTMENT INCOME:
Interest	$4,859,150
Dividends	51,575
Total investment income	4,910,725

EXPENSES:
Fund accounting/administration fees	49,862
Professional fees	18,550
Custodian fees	10,191
Transfer agent	5,473
Trustees' fees*	5,334
Miscellaneous	14,533
Total expenses	103,943
Less:
Expenses waived by Adviser	(10,357)
Net expenses	93,586
Net investment income	4,817,139

NET REALIZED AND UNREALIZED GAIN
(LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	55,854
Investments in affiliated issuers	(180,423)
Net realized loss	(124,569)

Net change in unrealized appreciation on
investments	2,426
Net realized and unrealized loss	(122,143)
Net increase in net assets resulting from
operations	$4,694,996

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF
OPERATIONS (Unaudited)
Six months ended March 31, 2015
INVESTMENT INCOME:
Interest	$2,026,042
Dividends from securities of affiliated issuers	20,952
Total investment income	2,046,994

EXPENSES:
Fund accounting/administration fees	49,862
Professional fees	25,852
Transfer agent	5,757
Custodian fees	5,279
Trustees' fees*	2,569
Printing fees	573
Miscellaneous	5,776
Total expenses	95,668
Less:
Expenses waived by Adviser	(4,208)
Net expenses	91,460
Net investment income	1,955,534

NET REALIZED AND UNREALIZED GAIN
(LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	44,440
Investments in affiliated issuers	(73,297)
Net realized loss	(28,857)

Net change in unrealized appreciation on
investments	179,442
Net realized and unrealized gain	150,585
Net increase in net assets resulting from
operations	$2,106,119

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)
Six Months Ended March 31, 2015
INVESTMENT INCOME:
Interest	$1,412,023
Dividends from securities of affiliated issuers	2,170
Total investment income	1,414,193

EXPENSES:
Transfer agent	5,473
Fund accounting/administration fees	34,345
Professional fees	20,811
Custodian fees	3,117
Trustees' fees*	2,562
Miscellaneous	4,503
Total expenses	70,811
Less:
Expenses waived by Adviser	(39)
Net expenses	70,772
Net investment income	1,343,421

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	19,839
Investments in affiliated issuers	(13,761)
Net realized gain	6,078
Net change in unrealized appreciation	249,076
Net realized and unrealized gain	255,154
Net increase in net assets resulting from operations	$1,598,575

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)
Six months ended March 31, 2015
INVESTMENT INCOME:
Interest	$1,278,670
Dividends from securities of affliated issuers	2,170
Total investment income	1,280,840

EXPENSES:
Fund accounting/administration fees	31,312
Professional fees	14,705
Transfer agent	5,757
Custodian fees	3,510
Trustees' fees*	2,053
Printing fees	210
Miscellaneous	4,751
Total expenses	62,298
Less:
Expenses waived by Adviser	(39)
Net expenses	62,259
Net investment income	1,218,581

NET REALIZED AND UNREALIZED GAIN
(LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	31,355
Investments in affiliated issuers	(13,761)
Net realized gain	17,594

Net change in unrealized appreciation on
investments	284,504
Net realized and unrealized gain	302,098
Net increase in net assets resulting from
operations	$1,520,679

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	March 31, 2015	September 30,
	(Unaudited)	2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,817,139	$2,069,765
Net realized loss on investments	(124,569)	(271,334)
Net change in unrealized appreciation (depreciation) on investments	2,426	(486,927)
Net increase in net assets resulting from operations	4,694,996	1,311,504

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,818,591)	(2,174,393)
Return of capital	–	(718,863)
Total distributions	(4,818,591)	(2,893,256)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	979,000,000	958,995,001
Distributions reinvested	4,786,106	2,893,256
Cost of shares redeemed	(882,032,656)	(300,765,200)
Net increase from capital share transactions	101,753,450	661,123,057
Net increase in net assets	101,629,855	659,541,305

NET ASSETS:
Beginning of period	659,541,305	–
End of period	$761,171,160	$659,541,305

Distributions in excess of net investment income at end of period	$(1,452)	$–

CAPITAL SHARE ACTIVITY:
Shares sold	39,360,333	38,429,456
Shares issued from reinvestment of distributions	192,493	116,035
Shares redeemed	(35,468,859)	(12,062,885)
Net increase in shares	4,083,967	26,482,606
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a	Since commencement of operations: March 11, 2014.

Guggenheim Strategy Fund II

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	March 31, 2015	September 30,
	(Unaudited)	2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,955,534	$911,247
Net realized loss on investments	(28,857)	(128,981)
Net change in unrealized appreciation (depreciation) on investments	179,442	(265,472)
Net increase in net assets resulting from operations	2,106,119	516,794

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,955,988)	(951,943)
Return of Capital	–	(185,486)
Total distributions	(1,955,988)	(1,137,429)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	276,350,000	340,650,000
Distributions reinvested	1,937,286	1,137,429
Cost of shares redeemed	(211,850,000)	(120,650,000)
Net increase from capital share transactions	66,437,286	221,137,429
Net increase in net assets	66,587,417	220,516,794

NET ASSETS:
Beginning of period	220,516,794	–
End of period	$287,104,211	$220,516,794

Distributions in excess of net investment income at period end	$(454)	$–

CAPITAL SHARE ACTIVITY:
Shares sold	11,110,406	13,653,606
Shares issued from reinvestment of distributions	77,821	45,600
Shares redeemed	(8,518,880)	(4,841,408)
Net increase in shares	2,669,347	8,857,798

a	Since commencement of operations:March 11, 2014.

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,343,421	$771,549
Net realized gain (loss) on investments	6,078	(75,415)
Net change in unrealized appreciation (depreciation) on investments	249,076	(292,126)
Net increase in net assets resulting from operations	1,598,575	404,008

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,343,603)	(804,537)
Return of capital	–	(10105)
Total distributions	(1,343,603)	(814,642)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	43,450,000	123,620,000
Distributions reinvested	1,343,603	814,642
Cost of shares redeemed	(21,697,962)	–
Net increase from capital share transactions	23,095,641	124,434,642
Net increase in net assets	23,350,613	124,024,008

NET ASSETS:
Beginning of period	124,024,008	–
End of period	$147,374,621	$124,024,008

Distributions in excess of net investment income at end of period	$(182)	$–

CAPITAL SHARE ACTIVITY:
Shares sold	1,747,097	4,946,659
Shares issued from reinvestment of distributions	53,913	32,642
Shares redeemed	(872,693)	–
Net increase in shares	928,317	4,979,301

a	Since commencement of operations: March 11, 2014.

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,218,581	$693,842
Net realized gain (loss) on investments	17,594	(64,558)
Net change in unrealized appreciation (depreciation) on investments	284,504	(300,859)
Net increase in net assets resulting from operations	1,520,679	328,425

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,218,728)	(693,842)
Return of capital	–	(30,508)
Total distributions	(1,218,728)	(724,350)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,900,000	125,560,000
Distributions reinvested	1,218,710	724,368
Cost of shares redeemed	(7,099,470)	(750,000)
Net increase from capital share transactions	1,019,240	125,534,368
Net increase in net assets	1,321,191	125,138,443

NET ASSETS:
Beginning of period	125,138,443	–
End of period	$126,459,634	$125,138,443

Distributions in excess of net investment income at period end	$(147)	$–

CAPITAL SHARE ACTIVITY:
Shares sold	277,242	5,026,364
Shares issued from reinvestment of distributions	48,985	29,038
Shares redeemed	(285,379)	(30,084)
Net increase in shares	40,848	5,025,318

a	Since commencement of operations:March 11, 2014.

Guggenheim Strategy Fund I

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended
Six Months Ended	September 30,
March 31, 2015	a	2014	b
Per Share Data
Net asset value, beginning of period	$24.90	$25.00
Income from investment operations:
Net investment incomec	.18	.11
Net (loss) on investments (realized and
unrealized)	–	(.05)
Total from investment operations	.18	.06
Less distributions from:
Net investment income	(.18)	(.12)
Return of capital	–	(.04)
Total distributions	(.18)	(.16)
Net asset value, end of period	$24.90	$24.90

Total Return	0.68%	0.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$761,171	$659,541
Ratios to average net assets:
Net investment income	1.44%	0.82%
Total expensesd	0.03%	0.06%
Net expensesd,e	0.03%	0.05%
Portfolio turnover rate	33%	34%

a	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period expect total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

		Period Ended
	Six Months Ended	September 30,
	March 31, 2015a	2014b
Per Share Data
Net asset value, beginning of period	$24.90	$25.00
Income (loss) from investment operations:
Net investment incomec	.19	.16
Net gain (loss) on investments (realized
and unrealized)	.01	(.06)
Total from investment operations	.20	.10
Less distributions from:
Net investment income	(.19)	(.17)
Return of capital	-	(.03)
Total distributions	(.19)	(.20)
Net asset value, end of period	$24.91	$24.90

Total Return	0.81%	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$287,104	$220,517
Ratios to average net assets:
Net investment income	1.55%	1.19%
Total expensesd	0.08%	0.14%
Net expensesd,e	0.07%	0.12%
Portfolio turnover rate	31%	24%

a	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2015a	Period Ended September 30, 2014b
Per Share Data
Net asset value, beginning of period	$24.91	$25.00
Income (loss) from investment operations:
Net investment incomec	0.24	0.22
Net gain (loss) on investments (realized and unrealized)	0.04	(0.08)
Total from investment operations	0.28	0.14
Less distributions from:
Net investment income	(0.24)	(0.23)
Return of capital	-	0.00 *
Total distributions	(0.24)	(0.23)
Net asset value, end of period	$24.95	$24.91

Total Return	1.14%	0.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$147,375	$124,024
Ratios to average net assets:
Net investment income (loss)	1.96%	1.55%
Total expensesd	0.10%	0.24%
Net expenses d,e	0.10%	0.21%
Portfolio turnover rate	20%	25%

a	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, expect total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.
*	Amount is less than $0.01.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

		Period Ended
	Six Months Ended	September 30,
	March 31, 2015a	2014b
Per Share Data
Net asset value, beginning of period	$24.90	$25.00
Income (loss) from investment operations:
Net investment incomec	.24	.21
Net gain (loss) on investments (realized
and unrealized)	.06	(.09)
Total from investment operations	.30	.12
Less distributions from:
Net investment income	(.24)	(.21)
Return of capital	-	(.01)
Total distributions	(.24)	(.22)
Net asset value, end of period	$24.96	$24.90

Total Return	1.22%	0.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$126,460	$125,138
Ratios to average net assets:
Net investment income (loss)	1.95%	1.53%
Total expensesd	0.10%	0.19%
Net expensesd,e	0.10%	0.16%
Portfolio turnover rate	17%	27%

a	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

At March 31, 2015, the Trust consisted of four separate funds. This report covers the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (the “Funds”).

Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments (“GI” or the “Investment Adviser”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as the distributor for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange-Traded Funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sale price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All

NOTES TO FINANCIAL STATEMENTS (Unaudited)

investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00pm. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Investment Adviser are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2015.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premium and accretion of discount, is accrued on a daily basis. Distributions received from investments in real estate investment trusts ("REITs") are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to a Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

F. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

G. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2015, there were no earnings credits received.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

I. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.

RFS provides transfer agent services to each Fund for an annual fee of $12,000 per Fund.

RFS also provides accounting and administrative services to each Fund at an annual rate of 0.05% per Fund, based on the average daily net assets of each Fund.  Each Fund is subject to an annual minimum and maximum fee of $50,000 and $100,000, respectively.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to the Funds, as applicable, based on relative net assets.

If a Fund invests in an affiliated fund, GI will determine whether to voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 31, 2015, the Funds waived fees and reimbursed other expenses as follows:

Fee Waivers Attributable to
Affiliated Fund Investments
Guggenheim Strategy Fund I	$10,357
Guggenheim Strategy Fund II	4,208
Guggenheim Strategy Fund III	39
Guggenheim Variable Insurance Strategy Fund III	39

3. Fair Value Measurement

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at March 31, 2015:

NOTES TO FINANCIAL STATEMENTS (Unaudited)

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Guggenheim Strategy Fund I	$2,965,871	$746,646,181	$1,569,840	$751,181,892
Guggenheim Strategy Fund II	2,301,920	279,139,585	1,943,611	283,385,116
Guggenheim Strategy Fund III	3,624,253	141,949,669	1,520,004	147,093,926
Guggenheim Variable Insurance Strategy Fund III	3,532,807	119,586,987	1,370,495	124,490,289

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the Valuation Procedures that have been reviewed an approved by the Board. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e., prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines classify these indicative quoted securities as Level 3 securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of the significant unobservable input used in the fair valuations of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 3/31/15	Valuation Technique	Unobservable Inputs
Guggenheim Strategy Fund I	Asset Backed Securities	$1,569,840	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund II	Asset Backed Securities	1,943,611	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund III	Asset Backed Securities	1,520,004	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Variable Insurance Strategy Fund III	Asset Backed Securities	1,370,495	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the period.

The transfers in and out of the valuation levels as of March 31, 2015, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim Strategy Fund I
Transfers from Level 3 to Level 2
Asset Backed Securities	$5,453,766

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Collateralized Mortgage Obligations	36,284,763
Total Transfers from Level 3 to Level 2	$41,738,529
Guggenheim Strategy Fund II
Transfers from Level 3 to Level 2
Asset Backed Securities	$1,837,790
Collateralized Mortgage Obligations	9,963,741
Total Transfers from Level 3 to Level 2	$11,801,531
Guggenheim Strategy Fund III
Transfers from Level 3 to Level 2
Asset Backed Securities	$993,400
Collateralized Mortgage Obligations	8,598,250
Total Transfers from Level 3 to Level 2	$9,591,650
Guggenheim Variable Insurance Strategy Fund III
Transfers from Level 3 to Level 2
Asset Backed Securities	$993,400
Collateralized Mortgage Obligations	8,655,650
Total Transfers from Level 3 to Level 2	$9,649,050

The transfers from Level 3 to Level 2 were due to the availability of market price information for each respective security as of March 31, 2015.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value for the period ended March 31, 2015:

Level 3 – Fair value measurement using significant unobservable inputs

	Asset Backed Securities	Collateralized Mortgage Obligations	Total
Guggenheim Strategy Fund I
Assets:
Beginning Balance	$20,152,742	$38,913,236	$59,065,978
Paydowns Received	(249,938)	(2,763,871)	(3,013,809)
Change in Unrealized Gain/Loss	(29,198)	135,398	106,200
Sales/ Maturities	(12,850,000)	-	(12,850,000)
Transfers Out of Level 3	(5,453,766)	(36,284,763)	(41,738,529)
Ending Balance	$1,569,840	$-	$1,569,840
Guggenheim Strategy Fund II
Assets:
Beginning Balance	$8,029,682	$10,772,448	$18,802,130
Paydowns Received	(309,448)	(852,312)	(1,161,760)
Realized Gain/Loss	2,616	-	2,616
Change in Unrealized Gain/Loss	5,857	43,605	49,462
Sales/Maturities	(3,947,306)	-	(3,947,306)
Transfers Out of Level 3	(1,837,790)	(9,963,741)	(11,801,531)
Ending Balance	$1,943,611	$-	$1,943,611
Guggenheim Strategy Fund III
Assets:
Beginning Balance	$5,489,478	$9,327,160	$14,816,638

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Paydowns Received	(242,005)	(768,197)	(1,010,202)
Realized Gain/Loss	3,270	-	3,270
Change in Unrealized Gain/Loss	9,294	39,287	48,581
Sales/ Maturities	(2,746,633)	-	(2,746,633)
Transfers Out of Level 3	(993,400)	(8,598,250)	(9,591,650)
Ending Balance	$1,520,004	$-	$1,520,004
Guggenheim Variable Insurance Strategy Fund III
Assets:
Beginning Balance	$5,018,858	$9,377,776	$14,396,634
Paydowns Received	(218,200)	(760,714)	(978,914)
Change in Unrealized Gain/Loss	10,319	38,588	48,907
Sales/ Maturities	(2,447,082)	-	(2,447,082)
Transfers Out of Level 3	(993,400)	(8,655,650)	(9,649,050)
Ending Balance	$1,370,495	$-	$1,370,495

4. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds were on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

As of March 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Guggenheim Strategy Fund I	$751,666,393	$440,048	$(924,549)	$(484,501)
Guggenheim Strategy Fund II	283,471,146	404,634	(490,664)	(86,030)
Guggenheim Strategy Fund III	147,136,976	364,944	(407,994)	(43,050)
Guggenheim Variable Insurance Strategy Fund III	124,506,644	329,340	(345,695)	(16,355)

Tax components of accumulated earnings (accumulated losses) as of September 30, 2014 (the most recent fiscal year end for federal income tax purposes), were as follows:

Fund	Accumulated Capital and Other Losses	Net Unrealized Depreciation	Total Accumulated Deficit
Guggenheim Strategy Fund I	$(375,962)	$(486,927)	$(862,889)
Guggenheim Strategy Fund II	(169,677)	(265,472)	(435,149)
Guggenheim Strategy Fund III	(108,403)	(292,126)	(400,529)
Guggenheim Variable Insurance Strategy Fund III	(64,558)	(300,859)	(365,417)

Distributions to Shareholders:
The tax character of distributions paid during the period ended September 30, 2014 (the most recent fiscal year end for federal income tax purposes), was as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Fund	Ordinary Income	Return of Capital	Total Distributions
Guggenheim Strategy Fund I	$2,174,393	$718,863	$2,893,256
Guggenheim Strategy Fund II	951,943	185,486	1,137,429
Guggenheim Strategy Fund III	804,537	10,105	814,642
Guggenheim Variable Insurance Strategy Fund III	693,842	30,508	724,350

For the period ended September 30, 2014 (the most recent fiscal year end for federal income tax purposes), the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains are shown in the table below:

	Unlimited Short-Term Capital Loss	Unlimited Long-Term Capital Loss	Total
Guggenheim Strategy Fund I	$(375,962)	$-	$(375,962)
Guggenheim Strategy Fund II	(169,677)	-	(169,677)
Guggenheim Strategy Fund III	(108,403)	-	(108,403)
Guggenheim Variable Insurance Strategy Fund III	(64,558)	-	(64,558)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the period ended September 30, 2014 (the most recent fiscal year end for federal income tax purposes), there were no capital loss carryforward amounts used.

5. Securities Transactions

For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund I	$239,070,940	$185,404,441
Guggenheim Strategy Fund II	101,577,521	66,609,470
Guggenheim Strategy Fund III	41,604,312	26,370,986
Guggenheim Variable Insurance Strategy Fund III	20,793,100	30,810,847

6. Affiliated Transactions

The Guggenheim Strategy Fund I had the following transactions with affiliated funds during the period ended March 31, 2015.

	Share Activity				For the period ended March 31, 2015
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 3/31/2015	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	732,600	-	732,600	-	$-	$51,575

Affiliated funds accounted for $(180,423) of the net realized loss on investments and $80,586 the change in net unrealized appreciation on investments during the period.

The Guggenheim Strategy Fund II had the following transactions with affiliated funds during the period ended March 31, 2015.

	Share Activity				For the period ended March 31, 2015
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 3/31/2015	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	297,619	-	297,619	-	$-	$20,952

Affiliated funds accounted for $(73,297) of the net realized loss on investments and $32,738 of the change in net unrealized appreciation on investments during the period.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Guggenheim Strategy Fund III had the following transactions with affiliated funds during the period ended March 31, 2015.

	Share Activity				For the period ended March 31, 2015
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 3/31/2015	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	137,363	-	137,363	-	$-	$2,170

Affiliated funds accounted for $(13,761) of the net realized loss on investments and $15,110 of the change in net unrealized appreciation on investments during the period.

The Guggenheim Variable Insurance Strategy Fund III had the following transactions with affiliated funds during the period ended March 31, 2015.

	Share Activity				For the period ended March 31, 2015
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 3/31/2015	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	137,363	-	137,363	-	$-	$2,170

Affiliated funds accounted for $(13,761) of the net realized loss on investments and $15,110 of the change in net unrealized appreciation on investments during the period.

7. Repurchase Agreements

Each of the Funds may engage in repurchase agreements.  Repurchase agreements are fixed income securities in the form of agreements backed by collateral.  These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future.  The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund.  Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.   Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks.  For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Funds may incur a loss upon disposition of them.  In the event of an insolvency or bankruptcy by the selling institution, the Funds’ right to control the collateral could be affected and result in certain costs and delays.  In addition, the Funds could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of March 31, 2015, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund I	Jefferies & Company, Inc. 3.18% due 04/17/15	3,100,000	$3,105,751	Ares CLO Ltd. 07-12A, 0.00%, 11/25/2020	$15,500,000	15,528,753
	Jefferies & Company, Inc. 3.18% due 04/10/15	4,094,000	4,104,832	Cedar Funding Ltd., 0.00%, 10/23/2026	9,412,000	9,436,903
	Jefferies & Company, Inc. 3.18% due 04/17/15	357,000	357,662	Atlas Senior Loan Fund Ltd., 0.00%, 01/30/2024	903,824	905,501
	Jefferies & Company, Inc. 3.18% due 04/17/15	5,400,000	5,410,017	Saratoga CLO I Ltd., 0.00%, 09/15/2019	27,000,000	27,050,085
Guggenheim Strategy Fund II	Jefferies & Company, Inc. 3.18% due 05/07/15	1,984,000	1,990,660	Nomad 2013-1A Inc., 0.00%, 07/15/2015	5,335,000	5,352,908
Guggenheim Strategy Fund III	Jefferies & Company, Inc. 2.68% due 04/24/15	611,000	612,137	Puerto Rico Commonwealth Govt Development Senior Notes H, 5.00%, 08/01/2023	1,880,000	1,883,499
Guggenheim Variable Insurance Strategy Fund III	Jefferies & Company, Inc. 3.18% due 05/07/15	1,685,000	1,690,656	Nomad 2013-1A Inc., 0.00%, 07/15/2015	4,530,000	4,545,206

NOTES TO FINANCIAL STATEMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred.  There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.  The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

SUPPLEMENTAL INFORMATION (Unaudited)

Federal Income Tax Information

In January 2016, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2015.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2014	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).

SUPPLEMENTAL INFORMATION (Unaudited)

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2014	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

SUPPLEMENTAL INFORMATION (Unaudited)

Principal Executive Officers
The Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2014
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2014
Current:  CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present).  Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former:  CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Alison Santay (1974)	AML Officer	Since 2014
Current:  AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former:  AML Officer, Guggenheim Distributors, LLC (2013- 2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (April 2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group, LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified.

TRUST INFORMATION

Board of Trustees	Investment Adviser
Randall C. Barnes	Guggenheim Partners Investment Management, LLC
Donald A. Chubb	Santa Monica, CA
Jerry B. Farley
Donald C. Cacciapaglia*	Distributor
Roman Friedrich III	Guggenheim Funds Distributors, LLC
Robert B. Karn III	Rockville, MD
Ronald A. Nyberg
Maynard F. Oliverius	Accounting Agent, Administrator and Transfer Agent
Ronald E. Toupin, Jr., Chairman	Rydex Fund Services, LLC
Rockville, MD
*Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.
Custodian The Bank of New York Mellon Corp. New York, NY

Principal Executive Officers	Legal Counsel
Donald C. Cacciapaglia	Dechert LLP
President	New York, NY

Amy J. Lee	Independent Registered Public
Vice President and Chief Legal Officer	Accounting Firm
Ernst & Young LLP
Mark E. Mathiasen	McLean, VA
Secretary

Elisabeth Miller
Chief Compliance Officer

Alison Santay
AML Officer

John L. Sullivan
Chief Financial Officer and Treasurer

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Partners Investment Management, LLC  employees with a legitimate business need for the information.  The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

TRUST INFORMATION

This report is sent to shareholders of the Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds as (800) 345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.  Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

 (a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)   Not applicable.

(b)        Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategy Funds Trust

By:                          /s/ Donald C. Cacciapaglia

Name:                      Donald C. Cacciapaglia

Title:                       Chief Executive Officer

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                           /s/ Donald C. Cacciapaglia

Name:                      Donald C. Cacciapaglia

Title:                       Chief Executive Officer

Date:

By:                          /s/ John L. Sullivan

Name:                      John L. Sullivan

Title:                       Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:                       May 29, 2015